Other Financial Liabilities (debt) (Tables) - Sociedad Minera El Brocal S.A.A	12 Months Ended
Dec. 31, 2022
Disclosure Of Other Financial Liabilities debt [Line Items]
Schedule of other financial liabilities

	December 31, 2022	December 31, 2021
	US$(000)	US$(000)
Current debt:
Lease liabilities (a)	7,028	7,617
Senior unsecured credit facility (b)	—	324,695
Total current debt	7,028	332,312
Non-current debt:
Lease liabilities (a)	56,097	62,503
Total other financial liabilities	63,125	394,815

Schedule of lease liabilities and the movements

	2022	2021
	US$(000)	US$(000)

Balance at beginning of the year	70,120	79,217
Additions	4,957	4,099
Accrued interest (see Note 18)	3,912	4,371
Payments	(12,327)	(12,746)
Interest payments	(3,912)	(4,371)
Exchange rate effect	375	(450)
Total lease liabilities	63,125	70,120

For the year ended December 31, 2022, the following are the amounts recognized in profit:

	2022	2021
	US$(000)	US$(000)

Expenses related to variable lease payments, low-value and short-term leases	13,431	7,973
Depreciation charge of right-of-use assets (see Note 7(b) and 15)	12,708	12,459
Interest expense on lease liabilities (see Note 18)	3,912	4,371

	30,051	24,803

Schedule of movement of the changes derived from the financing activities

				Long term					Long term
	January 1,			to short term		December 31,			to short term		December 31,
	2021	Additions	Payments	transfers	Others	2021	Additions	Payments	transfers	Others	2022
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Current:
Revolving credit facility	—	—	—	—	—	—	325,000	(325,000)	—	—	—
Senior unsecured credit facility, see Note 10 (b)	—	—		325,000	—	325,000	—	(325,000)	—	—	—
Lease liabilities, see Note 10 (a)	10,223	3,629	(12,746)	6,667	(156)	7,617	—	(12,327)	11,537	201	7,028
Senior unsecured credit facility debt issuance costs	—	—	—	(1,025)	720	(305)	—	—	—	305	—

Non-current:
Senior unsecured credit facility	525,000	—	(200,000)	(325,000)	—	—	—	—	—	—	—
Senior unsecured credit facility debt issuance costs	(1,549)	—		1,025	524	—	—	—	—	—	—
Lease liabilities, see Note 10 (a)	68,994	470		(6,667)	(294)	62,503	4,957	—	(11,537)	174	56,097

Total liabilities from financing activities	602,668	4,099	(212,746)	—	794	394,815	329,957	(662,327)	—	680	63,125